Income Taxes (Details) - Schedule of Income Tax Provision - Arisz Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Federal
Current	$ 492,735	$ 76,625
Deferred	(101,410)	(20,294)
State
Current
Deferred
Change in valuation allowance	101,410	20,294
Income tax provision	$ 492,735	$ 76,625